Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Investment Securities [Line Items]
Investment securities other than Available-for-sale securities or Held-to-maturity securities, carrying value		¥ 564,582	¥ 711,416
Fair value of investment securities held by certain subsidiaries		22,537	26,201
Amount of cost-method investments, fair value estimated by commonly accepted valuation techniques		152,350	159,556
Amount of cost-method investments, test performed to determine whether any impairment indicator exists		412,232	551,860
Aggregate costs of cost-method investments, not estimated at the fair value		409,892	548,679
Other-than-temporary Impairment losses recognized on cost-method investments		1,821	3,628	¥ 2,364
Gross realized gains on sales of Available-for-sale securities		195,272	261,384	282,609
Gross realized losses on sales of Available-for-sale securities		53,628	54,921	31,906
Carrying value of securities transferred from Held-to-maturity securities to Available-for-sale securities				47,566
Losses on sale of transferred securities from Held-to-maturity securities to Available-for-sale securities				1,518
Fair value of the securities reclassified from Available-for-sale securities to Held-to-maturity securities				12,356
Other-than-temporary impairment losses of investment securities included in Investment securities gains-net		5,919	6,534	124,172
Cumulative decline in fair value of the credit impaired debt securities		4,602	4,933
Credit loss component of impairment losses recognized in earnings		8,814	12,556	24,525	¥ 30,066
Other factors of impairment losses recognized in Accumulated other comprehensive income (loss) before taxes		4,212	7,625
MUAH [Member] | CLO [Member]
Investment Securities [Line Items]
Carrying value of securities transferred from Held-to-maturity securities to Available-for-sale securities	¥ 88,799
Unrealized losses in unamortized OCI prior to the transfer from Held-to-maturity securities to Available-for-sale securities	24,026
Unrealized loss recorded in OCI on the transfer of Held-to-maturity securities to Available-for-sale securities	¥ 4,949
MUAH [Member] | U.S. Basel III [Member] | Residential Mortgage-backed Securities and Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Fair value of the securities reclassified from Available-for-sale securities to Held-to-maturity securities			411,535
Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses from Available-for-sale debt securities		3,513	2,605	8,329
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses from Available-for-sale debt securities				¥ 113,479
Nonmarketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses from Available-for-sale debt securities		¥ 1,821	¥ 3,628
Minimum [Member] | Marketable Equity Securities [Member]
Investment Securities [Line Items]
Number of months that fair value of the investment has been below cost to be deemed as other-than-temporary		6 months
Percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other-than-temporary decline in fair value		20.00%